Segmented information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 21,744	$ 11,610	$ 20,173
Operating expenses	(23,837)
Other income	1,828
Finance income (expense), net	(525)	765	1,115
Foreign exchange gain, net	31	497	(2,570)
Net loss before income taxes	(759)	$ (6,845)	$ (19,641)
Marketing and Distribution of Commercial Products [Member]
Disclosure of operating segments [line items]
Revenue	14,317
Operating expenses	(16,177)
Other income	1,803
Finance income (expense), net	(600)
Foreign exchange gain, net	31
Net loss before income taxes	(626)
Retail and Mail Order Pharmacy [Member]
Disclosure of operating segments [line items]
Revenue	7,427
Operating expenses	(7,660)
Other income	25
Finance income (expense), net	75
Foreign exchange gain, net	0
Net loss before income taxes	$ (133)